Note 12 - Subsequent Events 2 (Details Textual) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2024	Dec. 13, 2024	Sep. 30, 2024	Sep. 30, 2023
Proceeds from Notes Payable			$ 12,433	$ 0
Forecast [Member] | Private Placement [Member]
Proceeds from Issuance or Sale of Equity	$ 66,000
Proceeds from Issuance of Private Placement	78,400
Forecast [Member] | Private Placement [Member] | PIPE Investors [Member]
Proceeds from Issuance or Sale of Equity	60,000
Forecast [Member] | Merger With Pieris [Member]
Cash Acquired from Acquisition	$ 11,400
Forecast [Member] | Notes Receivable [Member]
Loans Receivable, Basis Spread on Variable Rate	2.00%
Convertible Debt [Member] | Forecast [Member]
Proceeds from Notes Payable	$ 6,000	$ 6,000
Convertible Debt [Member] | Forecast [Member] | Private Placement [Member]
Proceeds from Notes Payable	$ 18,400